Note 20 - Reserves	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of reserves [text block]
20	Reserves

Foreign currency translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations with functional currencies that differ from the presentation currency.

Share-based payment reserve

The share-based payment reserve comprises the fair value of equity instruments granted to employees, directors and service providers under share option plans and equity instruments issued to Blanket’s indigenisation shareholders under Blanket’s Indigenisation Transaction (refer Note
5
).

Contributed surplus

The contributed surplus reserve comprises the reduction in stated capital as approved by shareholders at the special general meeting on
January 24, 2013
so as to be able to commence dividend payments.

Reserves

	2017	2016	2015
Foreign currency translation reserve	(5,885)	(6,258)	(6,520)
Equity-settled share-based payment reserve (Note 23.1)	16,746	16,041	15,871
Contributed surplus	132,591	132,591	132,591
Total	143,452	142,374	141,942